Reportable Segments	12 Months Ended
Dec. 31, 2019
Successor [Member]
Reportable Segments

19. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and Segment EBITDA. The Company defines Segment EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from	Year ended
	January 1	June 7	January 1	December 31,
	to December 31,	to December 31,	to June 6,	2017
	2019	2018	2018
Reportable Segment:
Production Services	$405,654	$215,791	$112,295	$228,763
Drilling and Evaluation Services	252,731	132,799	24,732	42,561
Total revenue	$658,385	$348,590	$137,027	$271,324

Long-lived assets

	December 31, 2019	December 31, 2018
Reportable Segment:
Production Services	$290,765	$219,278
Drilling and Evaluation Services	115,241	98,163
Total Reportable Segments	406,006	317,441
Unallocated assets	13,301	11,286
Total long-lived assets	$419,307	$328,727

Segment EBITDA

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from
	January 1	June 7	January 1	Year ended
	to December 31,	to December 31,	to June 6,	December 31,
	2019	2018	2018	2017
Segment EBITDA:
Production Services	$130,839	$77,482	$36,836	$81,780
Drilling and Evaluation Services	52,962	32,782	3,267	4,952
Total Segment EBITDA	183,801	110,264	40,103	86,732
Unallocated Costs	(18,629)	(8,013)	(9,651)	(8,665)
Interest expense, net	(18,971)	(14,383)	(4,090)	(6,720)
Depreciation and amortization	(93,766)	(43,457)	(17,284)	(38,408)
Income before income tax	$52,435	$44,411	$9,078	$32,939

Revenue by geographic area

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from
	January 1	June 7	January 1	Year ended
	to December 31,	to December 31,	to June 6,	December 31,
	2019	2018	2018	2017
Geographic area:
MENA	$647,434	$345,047	$134,479	$267,366
Rest of World	10,951	3,543	2,548	3,958
Total revenue	$658,385	$348,590	$137,027	$271,324

Long-lived assets by geographic area

	December 31, 2019	December 31, 2018
Geographic area:
MENA	$409,139	$319,552
Rest of World	10,168	9,175
Total long-lived assets	$419,307	$328,727

Significant clients

Revenues from four customers of the Successor (NESR) individually accounted for 45%, 16%, 8% and 6% of the Successor’s (NESR’s) consolidated revenues in the year ended December 31, 2019, 42%, 17%, 10% and 5% of the Successor’s (NESR’s) consolidated revenues in the period from June 7 to December 31, 2018, 49%, 0%, 16% and 9% of Predecessor’s (NPS’) consolidated revenues in the period from January 1 to June 6, 2018, and 45%, 0%, 13% and 14% of the Predecessor’s (NPS’) consolidated revenues in the year ended December 31, 2017.